Rachael M. Zufall Senior Director, Associate General Counsel Advocacy & Oversight 8500 Andrew Carnegie Blvd | 3rd Floor Charlotte, NC 28262 T 704 988 4446 F 704 988 4224 rzufall@tiaa-cref.org

February 3, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	College Retirement Equities Fund
Post-Effective Amendment No. 49 to Registration Statement
on Form N-3 (File Nos. 33-00480 and 811-04415)

Ladies and Gentlemen:

On behalf of College Retirement Equities Fund (“CREF”), we are attaching for filing Post-Effective Amendment No. 49 to the above-captioned registration statement on Form N-3 (“Amendment No. 49”), including exhibits. The filing has been marked to show changes from Post-Effective Amendment No. 48 which was filed on April 30, 2014.

The main purpose of Post-Effective Amendment No. 49 is to make the initial 485A filing to introduce CREF multiclassing. Our plan is to ultimately make a definitive Rule 485B filing to effect CREF’s annual registration statement update and to implement multiclassing on April 24, 2015.

If you have any questions, please call me at (704) 988-4446.

Very truly yours,

 /s/ Rachael M. Zufall

Rachael M. Zufall